Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,319,471.61
Total Fee Amount	182.22
Total Offset Amount	0.00
Net Fee	$ 182.22
Offering Table N/A
Offset Table N/A	N/A